CONSOLIDATED STATEMENTS OF STOCKHOLDERS DEFICIT - USD ($)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2018		76,246,113
Balance, amount at Dec. 31, 2018	$ (8,621,096)	$ 76,246	$ 42,785,990	$ (51,483,332)
Cumulative effect of change in accounting principle related to accounting for leases	(77,866)	0	0	(77,866)
Issuance of warrants, recorded as discount on convertible notes payable	485,640		485,640
Issuance of stock options	898,207	0	898,207	0
Extension of certain stock option expiration	745,989	$ 0	745,989	0
Stock issued per resignation agreements, shares		464,517
Stock issued per resignation agreements, amount	118,540	$ 465	118,075	0
Stock issued upon cashless warrant exercise, shares		37,120
Stock issued upon cashless warrant exercise, amount	0	$ 37	(37)	0
Stock warrants issued for prepaid services	243,294	0	243,294	0
Stock options issued for prepaid services	18,723	0	18,723	0
Capital contribution related to debt restructuring Note 8	3,412,204	0	3,412,204	0
Net loss	$ (6,097,286)	$ 0	0	(6,097,286)
Stock issued for cashless exercise of warrants, shares	12,563,326
Balance, shares at Dec. 31, 2019		76,747,750
Balance, amount at Dec. 31, 2019	$ (8,873,651)	$ 76,748	48,708,085	(57,658,484)
Net loss	(1,773,871)	$ 0	0	(1,773,871)
Stock issued for prepaid services, shares		1,000,000
Stock issued for prepaid services, amount	200,000	$ 1,000	199,000	0
Balance, shares at Mar. 31, 2020		77,747,750
Balance, amount at Mar. 31, 2020	(10,447,522)	$ 77,748	48,907,085	(59,432,355)
Balance, shares at Dec. 31, 2019		76,747,750
Balance, amount at Dec. 31, 2019	(8,873,651)	$ 76,748	48,708,085	(57,658,484)
Net loss	(2,678,088)
Balance, shares at Jun. 30, 2020		77,747,750
Balance, amount at Jun. 30, 2020	(11,331,818)	$ 77,748	48,927,006	(60,336,572)
Balance, shares at Dec. 31, 2019		76,747,750
Balance, amount at Dec. 31, 2019	(8,873,651)	$ 76,748	48,708,085	(57,658,484)
Issuance of stock options	1,163,168	0	1,163,168	0
Stock warrants issued for prepaid services	243,294
Stock options issued for prepaid services	18,723
Net loss	(6,097,286)	$ 0	0	(5,825,622)
Stock issued for prepaid services, shares		1,000,000
Stock issued for prepaid services, amount	200,000	$ 1,000	199,000	0
Cashless exercise of stock options/warrants, shares		48,576
Cashless exercise of stock options/warrants, amount	0	$ 48	(48)	0
Modification of stock warrant	30,573	$ 0	30,573	0
Stock issued for consulting services, shares		300,000
Stock issued for consulting services, amount	$ 102,000	$ 300	101,700	0
Stock issued for cashless exercise of warrants, shares	16,093,326
Balance, shares at Dec. 31, 2020		78,096,326
Balance, amount at Dec. 31, 2020	$ (13,203,532)	$ 78,096	50,202,478	(63,484,106)
Balance, shares at Mar. 31, 2020		77,747,750
Balance, amount at Mar. 31, 2020	(10,447,522)	$ 77,748	48,907,085	(59,432,355)
Issuance of stock options	19,921	0	19,921	0
Net loss	(904,217)	$ 0	0	(904,217)
Balance, shares at Jun. 30, 2020		77,747,750
Balance, amount at Jun. 30, 2020	(11,331,818)	$ 77,748	48,927,006	(60,336,572)
Balance, shares at Dec. 31, 2020		78,096,326
Balance, amount at Dec. 31, 2020	(13,203,532)	$ 78,096	50,202,478	(63,484,106)
Net loss	(417,934)	$ 0	0	(417,934)
Stock issued for interest payable on convertible notes, shares		494,400
Stock issued for interest payable on convertible notes, amount	247,200	$ 494	246,706	0
Stock issued for conversion of convertible notes, shares		3,700,000
Stock issued for conversion of convertible notes, amount	1,850,000	$ 3,700	1,846,300	0
Stock issued for exercise of warrants, shares		705,166
Stock issued for exercise of warrants, amount	246,808	$ 705	246,103	0
Stock issued for cashless exercise of warrants, shares		194,690
Stock issued for cashless exercise of warrants, amount	0	$ 195	(195)	0
Stock issued for services, shares		525,000
Stock issued for services, amount	644,250	$ 525	643,725	0
Share based compensation expense	5,878	$ 0	5,878	0
Balance, shares at Mar. 31, 2021		83,715,582
Balance, amount at Mar. 31, 2021	(10,627,330)	$ 83,715	53,190,995	(63,902,040)
Balance, shares at Dec. 31, 2020		78,096,326
Balance, amount at Dec. 31, 2020	(13,203,532)	$ 78,096	50,202,478	(63,484,106)
Net loss	$ (2,147,617)
Stock issued for cashless exercise of warrants, shares	16,068,326
Balance, shares at Jun. 30, 2021		89,245,951
Balance, amount at Jun. 30, 2021	$ (9,307,557)	$ 89,246	56,234,920	(65,631,723)
Balance, shares at Mar. 31, 2021		83,715,582
Balance, amount at Mar. 31, 2021	(10,627,330)	$ 83,715	53,190,995	(63,902,040)
Net loss	(1,729,683)	$ 0	0	(1,729,683)
Stock issued for interest payable on convertible notes, shares		229,500
Stock issued for interest payable on convertible notes, amount	368,139	$ 230	367,909	0
Stock issued for conversion of convertible notes, shares		5,160,000
Stock issued for conversion of convertible notes, amount	2,580,000	$ 5,160	2,574,840	0
Share based compensation expense	67	$ 0	67	0
Stock issued for exercise of stock options, shares		125,000
Stock issued for exercise of stock options, amount	101,250	$ 125	101,125	0
Stock issued for cashless exercise of stock options, shares		15,869
Stock issued for cashless exercise of stock options, amount	0	$ 16	(16)	0
Balance, shares at Jun. 30, 2021		89,245,951
Balance, amount at Jun. 30, 2021	$ (9,307,557)	$ 89,246	$ 56,234,920	$ (65,631,723)